PRODUCTION COSTS (Tables)	9 Months Ended
Sep. 30, 2014
PRODUCTION COSTS
Schedule of film production costs
	December 31,	September 30,
	2013	2014

Completed films	25,925	24,651
Films in production and not released	116,320	157,883
Total	142,245	182,534